Convertible Notes - Additional Information (Detail) ¥ in Millions, $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($) $ / A	Mar. 31, 2019 USD ($) $ / A	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Debt Instrument [Line Items]
Debt maturities repayments in 2023			$ 750				¥ 4,900
Debt maturities repayments in 2025			1,200				7,800
Debt maturities repayments in 2026			800				¥ 5,200
Senior Convertible Notes
Debt Instrument [Line Items]
The amount of interest cost recognized relating to both the contractual interest coupon and amortization of the discount on the liability component			$ 123	¥ 799	¥ 670	¥ 24
iQIYI 2023 Convertible Notes
Debt Instrument [Line Items]
Debt face amount	$ 750
Interest rate	3.75%
Debt, maturity date	Dec. 01, 2023
Debt, put date			Dec. 01, 2021	Dec. 01, 2021
Conversion rate of convertible notes, ADS per US$1,000	37.1830
Effective interest rate	7.04%
Principal amount of liability component			$ 750
Remaining Accretion Period			11 months 1 day	11 months 1 day
Debt Instrument Frequency Of Periodic Interest Payment	interest is payable semi-annually
Percentage of principal amount of debt redeemed			100.00%	100.00%
iQIYI 2023 Convertible Notes | Call Option [Member]
Debt Instrument [Line Items]
Price of call options on iQIYI's ADS	$ 68
Cap exercise price of capped call options | $ / A	38.42
iQIYI 2025 Convertible Notes
Debt Instrument [Line Items]
Debt face amount		$ 1,200
Interest rate		2.00%
Debt, maturity date		Apr. 01, 2025
Debt, put date					Apr. 01, 2023
Conversion rate of convertible notes, ADS per US$1,000		33.0003
Effective interest rate		6.01%
Principal amount of liability component			$ 1,200
Remaining Accretion Period			2 years 3 months	2 years 3 months
Debt Instrument Frequency Of Periodic Interest Payment		interest is payable semi-annually
Percentage of principal amount of debt redeemed			100.00%	100.00%
iQIYI 2025 Convertible Notes | Call Option [Member]
Debt Instrument [Line Items]
Price of call options on iQIYI's ADS		$ 85
Cap exercise price of capped call options | $ / A		40.02
IQIYI 2026 Convertible Notes
Debt Instrument [Line Items]
Debt face amount			$ 800
Interest rate			4.00%				4.00%
Debt, maturity date			Dec. 15, 2026	Dec. 15, 2026
Debt, put date			Aug. 01, 2024	Aug. 01, 2024
Conversion rate of convertible notes, ADS per US$1,000			44.8179	44.8179
Effective interest rate			6.94%				6.94%
Principal amount of liability component			$ 800
Remaining Accretion Period			3 years 7 months 2 days	3 years 7 months 2 days
Debt Instrument Frequency Of Periodic Interest Payment			interest is payable semi-annually	interest is payable semi-annually
Percentage of principal amount of debt redeemed			100.00%	100.00%